                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  12/31

Date of reporting period: 6/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
TAX-EXEMPT MONEY MARKET FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH AS HIGH A LEVEL OF CURRENT
INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS
CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    5

Portfolio of Investments...........    7

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   18

Approval of Investment Management
  Services Agreement...............   26

Proxy Voting.......................   29




--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Money Market Fund (the Fund) gained 0.01% for the six months ended June 30, 2009.

> The annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended June 30, 2009.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                            6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Tax Exempt
  Money Market Fund           +0.01%   +0.59%   +1.98%   +1.86%   +1.77%
-------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's return would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling (800) 221-2450.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.


--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average
  maturity(1)                0.01 days
--------------------------------------





(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Municipal Notes                            91.5%
------------------------------------------------
U.S. Government Agencies                    5.3%
------------------------------------------------
Other(1)                                    3.2%
------------------------------------------------


(1) Cash & Cash Equivalents.

TOP FIVE STATES (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Minnesota                                  12.2%
------------------------------------------------
California                                  8.7%
------------------------------------------------
Texas                                       7.6%
------------------------------------------------
Tennessee                                   7.2%
------------------------------------------------
District of Columbia                        5.3%
------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,000.10        $2.18          $2.23
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.61        $2.21          $2.26
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                           FUND'S     ACQUIRED FUND
                                         ANNUALIZED      FEES AND    NET FUND
                                       EXPENSE RATIO     EXPENSES    EXPENSES
-----------------------------------------------------------------------------
                                            .44%           .01%        .45%
-----------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return of +0.01% for the six months ended June 30, 2009.


--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL NOTES (90.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c)                           YIELD            MATURITY               VALUE(a)
ALABAMA (4.2%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
 10-01-22                            0.35%           $4,000,000(d)         $4,000,000
-------------------------------------------------------------------------------------

ALASKA (4.2%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
 12-01-29                            0.11             1,700,000(d)          1,700,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1993B
 12-01-33                            0.17             2,300,000(d)          2,300,000
                                                                      ---------------
Total                                                                       4,000,000
-------------------------------------------------------------------------------------

ARIZONA (3.6%)
Salt River Project Agricultural
 C.P.
 07-06-09                            0.23             1,000,000             1,000,000
 07-06-09                            0.28             2,450,000             2,450,000
                                                                      ---------------
Total                                                                       3,450,000
-------------------------------------------------------------------------------------

CALIFORNIA (8.6%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas & Electric Company
 V.R.D.N. Series 1996F (JP Morgan Chase & Co)
 11-01-26                            0.13             2,000,000(d)          2,000,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                            0.13             4,000,000(d)          4,000,000
Los Angeles County Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Proposition C V.R.D.N. 2nd Sr Series 2009A-2 (JP Morgan Chase Bank)
 07-01-23                            0.18             2,135,000(d)          2,135,000
                                                                      ---------------
Total                                                                       8,135,000
-------------------------------------------------------------------------------------

COLORADO (2.1%)
Colorado Educational & Cultural Facilities Authority
 Revenue Bonds
 Clyford Still Museum Project
 V.R.D.N. Series 2008 (Wells Fargo Bank)
 12-01-38                            0.27             2,000,000(d)          2,000,000
-------------------------------------------------------------------------------------

CONNECTICUT (3.9%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2001-V2
 07-01-36                            0.15             1,800,000(d)          1,800,000
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2005-Y2
 07-01-35                            0.15               800,000(d)            800,000
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2005-Y3
 07-01-35                            0.15             1,090,000(d)          1,090,000
                                                                      ---------------
Total                                                                       3,690,000
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c)                           YIELD            MATURITY               VALUE(a)

ILLINOIS (1.4%)
Illinois Finance Authority
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 11-01-12                            0.25%             $300,000(d)           $300,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
 01-01-23                            1.55             1,000,000(d)          1,000,000
                                                                      ---------------
Total                                                                       1,300,000
-------------------------------------------------------------------------------------

INDIANA (2.6%)
City of Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 02-01-22                            0.35               300,000(d)            300,000
Purdue University
 Revenue Bonds
 Student Facilities Systems
 V.R.D.N. Series 2004A
 07-01-33                            0.18             1,300,000(d)          1,300,000
Purdue University
 Revenue Bonds
 Student Fees
 V.R.D.N. Series 2005V
 07-01-27                            0.18               890,000(d)            890,000
                                                                      ---------------
Total                                                                       2,490,000
-------------------------------------------------------------------------------------

KENTUCKY (4.8%)
City of Newport
 Revenue Bonds
 V.R.D.N Series 2002 (U.S. Bank)
 04-01-32                            0.30             2,000,000(d)          2,000,000
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 V.R.D.N. Series 2009-B1 (JP Morgan Chase Bank)
 08-15-38                            0.35             2,500,000(d)          2,500,000
                                                                      ---------------
Total                                                                       4,500,000
-------------------------------------------------------------------------------------

MARYLAND (3.2%)
Maryland Health & Higher Education
 C.P.
 07-01-09                            0.30             3,000,000             3,000,000
-------------------------------------------------------------------------------------

MASSACHUSETTS (4.2%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 V.R.D.N. Series 1999R
 11-01-49                            0.15             4,000,000(d)          4,000,000
-------------------------------------------------------------------------------------

MICHIGAN (4.2%)
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
 12-01-19                            0.28             4,000,000(d)          4,000,000
-------------------------------------------------------------------------------------

MINNESOTA (12.2%)
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
 11-01-35                            0.30             4,000,000(d)          4,000,000
City of Arden Hills
 Refunding Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999A (U.S. Bank)
 09-01-29                            0.25             2,000,000(d)          2,000,000
City of Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
 09-01-29                            0.25             2,005,000(d)          2,005,000
Southern Minnesota Municipal Power
 C.P.
 07-06-09                            0.43             3,500,000             3,500,000
                                                                      ---------------
Total                                                                      11,505,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c)                           YIELD            MATURITY               VALUE(a)

MISSISSIPPI (2.9%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                            0.15%           $2,700,000(d)         $2,700,000
-------------------------------------------------------------------------------------

NEW HAMPSHIRE (4.2%)
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth College
 V.R.D.N. Series 2007A (JP Morgan Chase Bank)
 06-01-31                            0.25             3,995,000(d)          3,995,000
-------------------------------------------------------------------------------------

NEW MEXICO (4.2%)
City of Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            0.33             4,000,000(d)          4,000,000
-------------------------------------------------------------------------------------

OHIO (1.4%)
Kent State University
 Revenue Bonds
 V.R.D.N. Series 2009 (JP Morgan Chase Bank)
 05-01-31                            0.18             1,300,000(d)          1,300,000
-------------------------------------------------------------------------------------

PENNSYLVANIA (0.5%)
Pennsylvania State Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995C (Morgan Guaranty Trust)
 11-01-29                            0.18               500,000(d)            500,000
-------------------------------------------------------------------------------------

RHODE ISLAND (1.1%)
Rhode Island Health & Educational Building Corporation
 Revenue Bonds
 Brown University
 V.R.D.N. Series 2003B
 09-01-43                            0.17               200,000(d)            200,000
Rhode Island Health & Educational Building Corporation
 Revenue Bonds
 Brown University
 V.R.D.N. Series 2005A
 05-01-35                            0.30               800,000(d)            800,000
                                                                      ---------------
Total                                                                       1,000,000
-------------------------------------------------------------------------------------

TENNESSEE (7.2%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                            0.32             1,445,000(d)          1,445,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                            0.32             2,055,000(d)          2,055,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
 04-01-32                            0.32             1,755,000(d)          1,755,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            0.32             1,510,000(d)          1,510,000
                                                                      ---------------
Total                                                                       6,765,000
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c)                           YIELD            MATURITY               VALUE(a)

TEXAS (7.5%)
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
 10-01-24                            0.30%           $1,100,000(d)         $1,100,000
San Antonio Texas Electric & Gas
 C.P.
 07-07-09                            0.20             3,000,000             3,000,000
State of Texas
 Limited General Obligation Notes
 T.R.A.N. Series 2008
 08-28-09                            1.62             3,000,000             3,006,474
                                                                      ---------------
Total                                                                       7,106,474
-------------------------------------------------------------------------------------

WISCONSIN (2.7%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
 12-01-20                            0.22             2,540,000(d)          2,540,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $85,976,474)                                                       $85,976,474
-------------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCIES (5.3%)
                                                       AMOUNT
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
DISTRICT OF COLUMBIA
Federal Home Loan Bank Disc Nts
 07-01-09                            0.01%           $5,000,000            $5,000,000
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $5,000,000)                                                         $5,000,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.2%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                  2,991,937             $2,991,937
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,991,937)                                                         $2,991,937
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $93,968,411)(e)                                                    $93,968,411
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note




--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2009.

(e) Also represents the cost of securities for federal income tax purposes at June 30, 2009.




--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining

--------------------------------------------------------------------------------
12  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                        FAIR VALUE AT JUNE 30, 2009
                         --------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
---------------------------------------------------------------------------------
Bonds
  Municipal Notes                  $--     $85,976,474       $--      $85,976,474
---------------------------------------------------------------------------------
Total Bonds                         --      85,976,474        --       85,976,474
---------------------------------------------------------------------------------
Other
  U.S. Government
     Agencies                       --       5,000,000        --        5,000,000
  Money Market Fund          2,991,937(a)           --        --        2,991,937
---------------------------------------------------------------------------------
Total Other                  2,991,937       5,000,000        --        7,991,937
---------------------------------------------------------------------------------
Total                       $2,991,937     $90,976,474       $--      $93,968,411
---------------------------------------------------------------------------------



(a) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $90,976,474)               $90,976,474
  Money market fund (identified cost $2,991,937)                     2,991,937
------------------------------------------------------------------------------
Total investments in securities (identified cost $93,968,411)       93,968,411
Cash                                                                   305,120
Capital shares receivable                                              174,787
Dividends and accrued interest receivable                               92,668
Receivable for investment securities sold                              480,000
Prepaid expense                                                         11,493
------------------------------------------------------------------------------
Total assets                                                        95,032,479
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                          148
Capital shares payable                                                 385,489
Accrued investment management services fees                                858
Accrued distribution fees                                               16,642
Accrued transfer agency fees                                               273
Accrued administrative services fees                                       156
Other accrued expenses                                                  57,777
------------------------------------------------------------------------------
Total liabilities                                                      461,343
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $94,571,136
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   946,037
Additional paid-in capital                                          93,625,638
Accumulated net realized gain (loss)                                      (539)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $94,571,136
------------------------------------------------------------------------------
Shares outstanding                                                  94,603,728
------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $      1.00
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 241,533
Income distributions from money market fund                            6,374
----------------------------------------------------------------------------
Total income                                                         247,907
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                  181,756
Distribution fees                                                     55,078
Transfer agency fees                                                  51,595
Administrative services fees                                          33,047
Compensation of board members                                          1,760
Custodian fees                                                         5,630
Printing and postage                                                  12,050
Registration fees                                                     21,809
Professional fees                                                     14,557
Temporary guarantee program participation fees                        27,333
Other                                                                  1,314
----------------------------------------------------------------------------
Total expenses                                                       405,929
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (164,797)
----------------------------------------------------------------------------
Total net expenses                                                   241,132
----------------------------------------------------------------------------
Investment income (loss) -- net                                        6,775
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                        135
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $   6,910
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $      6,775  $   1,907,511
Net realized gain (loss) on investments                                         135         22,110
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               6,910      1,929,621
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                                      (6,549)    (1,907,737)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                            42,151,743    199,254,046
Net asset value of shares issued for reinvestment of
  distributions                                                               7,573      1,891,912
Payments for redemptions of shares                                      (86,504,539)  (204,662,330)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (44,345,223)    (3,516,372)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (44,344,862)    (3,494,488)
Net assets at beginning of period                                       138,915,998    142,410,486
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 94,571,136  $ 138,915,998
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $         --  $        (226)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED DEC. 31,                      2009(j)      2008      2007      2006      2005      2004
Net asset value, beginning of period               $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(b)     .01       .03       .03       .02       .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(b)   (.01)     (.03)     (.03)     (.02)     (.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $95       $139      $142      $118      $120      $128
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                        .74%(e)    .69%      .70%      .73%      .74%      .73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                    .44%(e)    .69%      .63%      .73%      .74%      .73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        .01%(e)   1.36%     2.99%     2.70%     1.68%      .48%
-----------------------------------------------------------------------------------------------------------
Total return                                        .01%(h)   1.38%     3.09%     2.79%(i)  1.71%      .50%
-----------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Rounds to zero.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expenses ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.68% and 0.61% for the years ended Dec. 31, 2008 and 2007, respectively.
(h) Not annualized.
(i) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(j) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

RiverSource Tax-Exempt Money Market Fund (the Fund) is a series of RiverSource Tax-Exempt Money Market Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in debt obligations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
18  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's net assets increase. The management fee for the six months ended June 30, 2009 was 0.33% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. The fee for the six months ended June 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $662.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent.

The Transfer Agent charges an annual account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses (excluding fees and expenses of acquired funds*) such that net expenses were equal to 0.44% of the Fund's average daily net assets. From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and unaffiliated pooled investment vehicles (including mutual funds and exchange-traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Funds' participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term). The Fund filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.


--------------------------------------------------------------------------------
20  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect to the Fund if the Board of the Fund makes a determination to liquidate the Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

During the six months ended June 30, 2009, the Fund paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by the Fund was 0.010% of its net asset value as of the close of business Sept. 19, 2008. The fee to participate in the First Extended Term of the Program through April 30, 2009 required an additional payment in the amount of 0.015% of its net asset value as of Sept. 19, 2009. The fee to participate in the Second Extended Term required an additional payment in the amount of 0.015% of its net asset value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are included as a component of other expenses on the Fund's Statement of Operations. The cost to participate will be borne by the Fund without regard to any expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limits the expenses of a Fund for the purposes of supporting its yield, the cost to participate in the Second Extended Term may be absorbed by the Investment Manager. The Program will expire after the close of business on Sept. 18, 2009.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2009.

5. FEDERAL TAX INFORMATION

For federal income tax purposes, the Fund had a capital loss carry-over of $675 at Dec. 31, 2008, that if not offset by capital gains will expire in 2013. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

6. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 20, 2009, the date of issuance of the Fund's Financial Statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the

--------------------------------------------------------------------------------
22  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the

--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
24  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  25

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
26  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if

--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  27

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
28  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
          RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 SEMIANNUAL REPORT  29

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc.,  Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6428 Z (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and
   Principal Executive Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and
   Principal Financial Officer

Date September 2, 2009